Supplemental Oil and Gas Information (Unaudited) - Schedule of Net Reserves (Detail)	12 Months Ended
	Dec. 31, 2014 bbl	Dec. 31, 2013 bbl	Dec. 31, 2012 bbl
Oil [Member]
Supplemental Oil And Gas Reserve Information [Line Items]
Proved developed and undeveloped reserves, Beginning of year	39,635	40,822	31,630
Extensions and discoveries	849	5,814	7,618
Purchase of minerals in place	69,095	119	11,336
Production	(3,134)	(1,797)	(1,565)
Sales of minerals in place			(4,214)
Revision of previous estimates	(6,187)	(5,323)	(3,983)
Proved developed and undeveloped reserves, End of year	100,258	39,635	40,822
Proved developed reserves, Beginning of year	22,429	24,784	19,535
Proved developed reserves, End of year	54,723	22,429	24,784
Proved undeveloped reserves, Beginning of year	17,206	16,038	12,095
Proved undeveloped reserves, End of year	45,535	17,206	16,038
Natural Gas [Member]
Supplemental Oil And Gas Reserve Information [Line Items]
Proved developed and undeveloped reserves, Beginning of year	737,908	794,369	1,138,112
Extensions and discoveries	12,783	85,455	29,824
Purchase of minerals in place	13,036	16,294	113,617
Production	(48,721)	(41,287)	(38,129)
Sales of minerals in place			(4,214)
Revision of previous estimates	12,210	(116,923)	(444,841)
Proved developed and undeveloped reserves, End of year	727,216	737,908	794,369
Proved developed reserves, Beginning of year	427,983	441,858	470,116
Proved developed reserves, End of year	417,247	427,983	441,858
Proved developed reserves, Beginning of year	309,925	352,511	667,996
Proved developed reserves, End of year	309,969	309,925	352,511
NGL [Member]
Supplemental Oil And Gas Reserve Information [Line Items]
Proved developed and undeveloped reserves, Beginning of year	35,794	39,554	50,245
Extensions and discoveries	711	4,353	1,697
Purchase of minerals in place	22,351	258	7,095
Production	(2,498)	(1,806)	(830)
Revision of previous estimates	2,676	(6,565)	(18,653)
Proved developed and undeveloped reserves, End of year	59,034	35,794	39,554
Proved developed reserves, Beginning of year	17,637	18,060	11,045
Proved developed reserves, End of year	37,260	17,637	18,060
Proved undeveloped reserves, Beginning of year	18,157	21,494	39,200
Proved undeveloped reserves, End of year	21,774	18,157	21,494
Equivalent [Member]
Supplemental Oil And Gas Reserve Information [Line Items]
Proved developed and undeveloped reserves, Beginning of year	1,190,484	1,276,625	1,629,362
Extensions and discoveries	22,145	146,463	85,714
Purchase of minerals in place	561,713	18,554	224,203
Production	(82,518)	(62,910)	(52,499)
Sales of minerals in place			(29,498)
Revision of previous estimates	(8,864)	(188,248)	(580,657)
Proved developed and undeveloped reserves, End of year	1,682,960	1,190,484	1,276,625
Proved developed reserves, Beginning of year	668,381	698,922	653,596
Proved developed reserves, End of year	969,141	668,381	698,922
Proved developed reserves, Beginning of year	522,103	577,703	975,766
Proved developed reserves, End of year	713,819	522,103	577,703